Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of useful lives of property, plant and equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3 years

Schedule of revenue from the sale of subscription passes

Revenue from the sale of subscription passes (e.g., weekly, monthly, annual) is recognized over time, as the service is provided.

2025	At a point in time	Over time	Total

Sale of virtual items	9,679,453	-	9,679,453
Sale of subscription passes	-	399,345	399,345
Total	9,679,453	399,345	10,078,798

2024	At a point in time	Over time	Total

Sale of virtual items	7,723,366	-	7,723,366
Sale of subscription passes	-	197,095	197,095
Total	7,723,366	197,095	7,920,461